                       SUPPLEMENT DATED OCTOBER 5, 2001
                        TO PROSPECTUS DATED MAY 1, 1994
                        AS SUPPLEMENTED MAY 1, 2001 AND
                                AUGUST 24, 2001

                            WRL FREEDOM SP PLUS (R)
                                Issued through
                            WRL Series Life Account
                                      By
                  Western Reserve Life Assurance Co. of Ohio

The following information supplements information provided on page 7, fifth
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paragraph of the Prospectus under the heading "11. What Charges are Assessed in
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Connection with the Policy?"
----------------------------

     Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International Equity) portfolio of the AEGON/Transamerica Series Fund, Inc. Effective March 1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.


Portfolio                         Rate
---------                         -----
International Equity (formerly    1.00%
  WRL GE International Equity)

The following information is added to the Annual Portfolio Operating Expenses Table on page 8 of the Prospectus:

-----------------------------------------------------------------------------------------------------
                                      Management          Other       Rule            Total Portfolio
            Portfolio                    Fees           Expenses      12b-1           Annual Expenses
                                                                      Fees
-----------------------------------------------------------------------------------------------------
International Equity                     1.00%*           0.20%        N/A                  1.20%
-----------------------------------------------------------------------------------------------------

The following is added to the table in footnote (8) of the Prospectus:
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
-----------------------------------------------------------------------------------------------------
                                     Expense       Reimbursement        Expense Ratio Without
            Portfolio                 Limit           Amount                Reimbursement
-----------------------------------------------------------------------------------------------------
International Equity                  1.20%*           N/A                      N/A
-----------------------------------------------------------------------------------------------------

* Effective March 1, 2002  this expense limit will be increased to 1.50%.

The following information supplements information provided on pages 22-23 of the
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Prospectus under the heading "Investments of the Series Account - WRL Series
----------------------------------------------------------------------------
Fund, Inc.":
-----------

     -------------------------------------------------------------------------------------------------------------------
     Portfolio                                Sub-Adviser                                  Investment Objective
     ---------                                -----------                                  --------------------
     International                    American Century Investment                     Seeks long-term growth of capital.
     Equity                           Management, Inc.
     -------------------------------------------------------------------------------------------------------------------

All other references throughout the prospectus to the WRL GE International Equity portfolio are changed to WRL International Equity.